Trade payables (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Trade and other payables [abstract]
Merchants	€ 102,315	€ 62,825
Tourists	84,942	86,660
Agents	6,751	3,370
Other trade payables	15,098	13,248
Trade payables	€ 209,106	€ 166,103